Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) (Tables)	12 Months Ended
Dec. 31, 2018
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Condensed Consolidated Statement of Financial Position

Condensed Consolidated Statement of Financial Position

As at December 31, 2018	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$21	$105,043	$248,962	$(362)	$353,664
Investments in unconsolidated subsidiaries	54,015	7,356	17,738	(79,109)	–
Reinsurance assets	–	63,435	9,136	(29,518)	43,053
Other assets	331	17,025	43,213	(20,224)	40,345
Segregated funds net assets	–	168,476	146,671	(1,938)	313,209
Total assets	$54,367	$361,335	$465,720	$(131,151)	$750,271
Liabilities and equity
Insurance contract liabilities	$–	$155,162	$203,682	$(30,190)	$328,654
Investment contract liabilities	–	1,191	2,076	(2)	3,265
Other liabilities	275	18,136	46,072	(19,992)	44,491
Long-term debt	4,769	–	–	–	4,769
Capital instruments	3,359	632	4,741	–	8,732
Segregated funds net liabilities	–	168,476	146,671	(1,938)	313,209
Shareholders’ equity	45,964	17,738	61,291	(79,029)	45,964
Participating policyholders’ equity	–	–	94	–	94
Non-controlling interests	–	–	1,093	–	1,093
Total liabilities and equity	$54,367	$361,335	$465,720	$(131,151)	$750,271

Condensed Consolidated Statement of Financial Position

As at December 31, 2017	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$21	$108,144	$226,421	$(364)	$334,222
Investments in unconsolidated subsidiaries	48,374	6,509	14,999	(69,882)	–
Reinsurance assets	–	49,927	8,281	(27,849)	30,359
Other assets	314	18,678	40,715	(19,062)	40,645
Segregated funds net assets	–	176,139	149,812	(1,644)	324,307
Total assets	$48,709	$359,397	$440,228	$(118,801)	$729,533
Liabilities and equity
Insurance contract liabilities	$–	$147,155	$185,884	$(28,434)	$304,605
Investment contract liabilities	–	1,130	1,998	(2)	3,126
Other liabilities	297	19,399	41,395	(18,930)	42,161
Long-term debt	4,784	–	–	–	4,784
Capital instruments	2,615	584	5,188	–	8,387
Segregated funds net liabilities	–	176,139	149,812	(1,644)	324,307
Shareholders’ equity	41,013	14,990	54,801	(69,791)	41,013
Participating policyholders’ equity	–	–	221	–	221
Non-controlling interests	–	–	929	–	929
Total liabilities and equity	$48,709	$359,397	$440,228	$(118,801)	$729,533

Condensed Consolidated Statement of Income

Condensed Consolidated Statement of Income

For the year ended December 31, 2018	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Revenue
Gross premiums	$–	$8,452	$31,814	$(1,116)	$39,150
Premiums ceded to reinsurers	–	(14,149)	(2,105)	1,116	(15,138)
Net premium income	–	(5,697)	29,709	–	24,012
Net investment income (loss)	445	907	4,126	(946)	4,532
Net other revenue	(2)	1,799	9,820	(1,189)	10,428
Total revenue	443	(2,991)	43,655	(2,135)	38,972
Contract benefits and expenses
Net benefits and claims	–	(7,403)	22,862	475	15,934
Commissions, investment and general expenses	19	3,427	14,052	(1,660)	15,838
Other expenses	380	233	2,018	(950)	1,681
Total contract benefits and expenses	399	(3,743)	38,932	(2,135)	33,453
Income (loss) before income taxes	44	752	4,723	–	5,519
Income tax (expense) recovery	(11)	223	(844)	–	(632)
Income (loss) after income taxes	33	975	3,879	–	4,887
Equity in net income (loss) of unconsolidated subsidiaries	4,767	1,206	2,181	(8,154)	–
Net income (loss)	$4,800	$2,181	$6,060	$(8,154)	$4,887
Net income (loss) attributed to:
Non-controlling interests	$–	$–	$214	$–	$214
Participating policyholders	–	(10)	(127)	10	(127)
Shareholders	4,800	2,191	5,973	(8,164)	4,800
	$4,800	$2,181	$6,060	$(8,154)	$4,887

Condensed Consolidated Statement of Income

For the year ended December 31, 2017	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Revenue
Gross premiums	$–	$8,561	$22,895	$4,905	$36,361
Premiums ceded to reinsurers	–	2,523	(5,765)	(4,909)	(8,151)
Net premium income	–	11,084	17,130	(4)	28,210
Net investment income (loss)	178	7,986	11,947	(744)	19,367
Net other revenue	4	2,874	10,864	(2,996)	10,746
Total revenue	182	21,944	39,941	(3,744)	58,323
Contract benefits and expenses
Net benefits and claims	–	20,803	19,179	(681)	39,301
Commissions, investment and general expenses	11	3,208	13,852	(2,049)	15,022
Other expenses	404	194	1,915	(1,014)	1,499
Total contract benefits and expenses	415	24,205	34,946	(3,744)	55,822
Income (loss) before income taxes	(233)	(2,261)	4,995	–	2,501
Income tax (expense) recovery	62	1,134	(1,435)	–	(239)
Income (loss) after income taxes	(171)	(1,127)	3,560	–	2,262
Equity in net income (loss) of unconsolidated subsidiaries	2,275	628	(486)	(2,417)	–
Net income (loss)	$2,104	$(499)	$3,074	$(2,417)	$2,262
Net income (loss) attributed to:
Non-controlling interests	$–	$–	$194	$–	$194
Participating policyholders	–	(10)	(36)	10	(36)
Shareholders	2,104	(489)	2,916	(2,427)	2,104
	$2,104	$(499)	$3,074	$(2,417)	$2,262

Consolidated Statement of Cash Flows

Consolidated Statement of Cash Flows

For the year ended December 31, 2018	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$4,800	$2,181	$6,060	$(8,154)	$4,887
Adjustments:
Equity in net income of unconsolidated subsidiaries	(4,767)	(1,206)	(2,181)	8,154	–
Increase (decrease) in insurance contract liabilities	–	(5,273)	8,180	–	2,907
Increase (decrease) in investment contract liabilities	–	(86)	121	–	35
(Increase) decrease in reinsurance assets excluding coinsurance transactions	–	1,609	(716)	–	893
Amortization of (premium) discount on invested assets	–	58	154	–	212
Other amortization	4	225	518	–	747
Net realized and unrealized (gains) losses and impairment on assets	(11)	4,158	4,580	–	8,727
Deferred income tax expense (recovery)	11	679	240	–	930
Restructuring charge	–	43	113	–	156
Stock option expense	–	–	10	–	10
Cash provided by (used in) operating activities before undernoted items	37	2,388	17,079	–	19,504
Dividends from unconsolidated subsidiary	2,700	405	777	(3,882)	–
Changes in policy related and operating receivables and payables	251	(536)	(31)	–	(316)
Cash provided by (used in) operating activities	2,988	2,257	17,825	(3,882)	19,188
Investing activities
Purchases and mortgage advances	–	(38,799)	(62,373)	–	(101,172)
Disposals and repayments	–	35,817	46,294	–	82,111
Changes in investment broker net receivables and payables	–	(169)	41	–	(128)
Investment in common shares of subsidiaries	(1,284)	–	–	1,284	–
Net cash decrease from purchase of subsidiaries and businesses	–	–	187	–	187
Capital contribution to unconsolidated subsidiaries	–	(14)	–	14	–
Return of capital from unconsolidated subsidiaries	–	72	–	(72)	–
Notes receivable from parent	–	–	(83)	83	–
Notes receivable from subsidiaries	(23)	(61)	–	84	–
Cash provided by (used in) investing activities	(1,307)	(3,154)	(15,934)	1,393	(19,002)
Financing activities
(Decrease) increase in repurchase agreements and securities sold but not yet purchased	–	–	(189)	–	(189)
Redemption of long-term debt	(400)	–	–	–	(400)
Issue of capital instruments, net	597	–	–	–	597
Redemption of capital instruments	–	–	(450)	–	(450)
Secured borrowings from securitization transactions	–	–	250	–	250
Changes in deposits from Bank clients, net	–	–	1,490	–	1,490
Shareholders’ dividends paid in cash	(1,788)	–	–	–	(1,788)
Dividends paid to parent	–	(777)	(3,105)	3,882	–
Contributions from (distributions to) non-controlling interests, net	–	–	(60)	–	(60)
Common shares repurchased	(478)	–	–	–	(478)
Common shares issued, net	59	–	1,284	(1,284)	59
Preferred shares issued, net	245	–	–	–	245
Capital contributions by parent	–	–	14	(14)	–
Return of capital to parent	–	–	(72)	72	–
Notes payable to parent	–	–	84	(84)	–
Notes payable to subsidiaries	83	–	–	(83)	–
Cash provided by (used in) financing activities	(1,682)	(777)	(754)	2,489	(724)
Cash and short-term securities
Increase (decrease) during the year	(1)	(1,674)	1,137	–	(538)
Effect of foreign exchange rate changes on cash and short-term securities	1	353	468	–	822
Balance, beginning of year	21	3,638	11,439	–	15,098
Balance, end of year	21	2,317	13,044	–	15,382
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	21	4,133	11,811	–	15,965
Net payments in transit, included in other liabilities	–	(495)	(372)	–	(867)
Net cash and short-term securities, beginning of year	21	3,638	11,439	–	15,098
End of year
Gross cash and short-term securities	21	2,783	13,411	–	16,215
Net payments in transit, included in other liabilities	–	(466)	(367)	–	(833)
Net cash and short-term securities, end of year	$21	$2,317	$13,044	$–	$15,382
Supplemental disclosures on cash flow information:
Interest received	$427	$4,381	$7,074	$(930)	$10,952
Interest paid	373	92	1,677	(930)	1,212
Income taxes paid	(59)	286	234	–	461

Consolidated Statement of Cash Flows

For the year ended December 31, 2017	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$2,104	$(499)	$3,074	$(2,417)	$2,262
Adjustments:
Equity in net income of unconsolidated subsidiaries	(2,275)	(628)	486	2,417	–
Increase (decrease) in insurance contract liabilities	–	16,877	3,146	–	20,023
Increase (decrease) in investment contract liabilities	–	55	118	–	173
(Increase) decrease in reinsurance assets	–	(1,890)	4,159	–	2,269
Amortization of (premium) discount on invested assets	–	24	206	–	230
Other amortization	4	123	433	–	560
Net realized and unrealized (gains) losses and impairment on assets	(7)	(2,609)	(4,572)	–	(7,188)
Deferred income tax expense (recovery)	(59)	(2,239)	1,967	–	(331)
Stock option expense	–	(4)	19	–	15
Cash provided by (used in) operating activities before undernoted items	(233)	9,210	9,036	–	18,013
Dividends from unconsolidated subsidiary	2,700	125	1,175	(4,000)	–
Changes in policy related and operating receivables and payables	(45)	(4,627)	4,450	–	(222)
Cash provided by (used in) operating activities	2,422	4,708	14,661	(4,000)	17,791
Investing activities
Purchases and mortgage advances	–	(30,645)	(56,579)	–	(87,224)
Disposals and repayments	–	26,952	43,768	–	70,720
Changes in investment broker net receivables and payables	–	182	45	–	227
Investment in common shares of subsidiaries	(2,473)	–	–	2,473	–
Net cash decrease from purchase of subsidiaries and businesses	–	–	(10)	–	(10)
Capital contribution to unconsolidated subsidiaries	–	(63)	–	63	–
Return of capital from unconsolidated subsidiaries	–	11	–	(11)	–
Notes receivables from affiliates	–	–	201	(201)	–
Notes receivable from parent	–	368	24	(392)	–
Notes receivable from subsidiaries	(16)	(10)	–	26	–
Cash provided by (used in) investing activities	(2,489)	(3,205)	(12,551)	1,958	(16,287)
Financing activities
(Decrease) increase in repurchase agreements and securities sold but not yet purchased	–	–	(29)	–	(29)
Redemption of long-term debt	(600)	–	(7)	–	(607)
Issue of capital instruments, net	2,209	–	–	–	2,209
Redemption of capital instruments	–	–	(899)	–	(899)
Secured borrowings from securitization transactions	–	–	741	–	741
Changes in deposits from Bank clients, net	–	–	261	–	261
Shareholders’ dividends paid in cash	(1,780)	–	–	–	(1,780)
Contributions from (distributions to) non-controlling interests, net	–	–	(6)	–	(6)
Common shares issued, net	124	–	2,473	(2,473)	124
Dividends paid to parent	–	(1,175)	(2,825)	4,000	–
Capital contributions by parent	–	–	63	(63)	–
Return of capital to parent	–	–	(11)	11	–
Notes payable to affiliates	–	(201)	–	201	–
Notes payable to parent	–	–	26	(26)	–
Notes payable to subsidiaries	(24)	–	(368)	392	–
Cash provided by (used in) financing activities	(71)	(1,376)	(581)	2,042	14
Cash and short-term securities
Increase (decrease) during the year	(138)	127	1,529	–	1,518
Effect of foreign exchange rate changes on cash and short-term securities	(2)	(276)	(380)	–	(658)
Balance, beginning of year	161	3,787	10,290	–	14,238
Balance, end of year	21	3,638	11,439	–	15,098
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	161	4,317	10,673	–	15,151
Net payments in transit, included in other liabilities	–	(530)	(383)	–	(913)
Net cash and short-term securities, beginning of year	161	3,787	10,290	–	14,238
End of year
Gross cash and short-term securities	21	4,133	11,811	–	15,965
Net payments in transit, included in other liabilities	–	(495)	(372)	–	(867)
Net cash and short-term securities, end of year	$21	$3,638	$11,439	$–	$15,098
Supplemental disclosures on cash flow information:
Interest received	$273	$4,391	$6,504	$(572)	$10,596
Interest paid	392	96	1,202	(572)	1,118
Income taxes paid	99	1,084	177	–	1,360